Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
ASSETS:
Cash on hand and noninterest-bearing deposits in financial institutions	$ 8,147		$ 7,615			$ 9,439
Federal funds sold and interest-bearing deposits in financial institutions	205		157			473
Total cash and cash equivalents	8,352		7,772			9,912
Certificate of deposits in financial institutions	1,983		2,973			3,921
Securities, available-for-sale	141,652		144,028			142,086
Securities, held-to-maturity (fair value 2018 $4,048 and 2017 $4,329)	3,824		4,024			4,259
Federal bank and other restricted stocks, at cost	1,459		1,459			1,425
Loans held for sale	844		1,448			1,252
Total loans	347,462		318,509			272,867
Less allowance for loan losses	(3,656)	$ (3,569)	(3,422)	$ (3,323)	$ (3,225)	(3,086)	$ (3,566)
Net loans	343,806		315,087			269,781
Cash surrender value of life insurance	9,538		9,335			9,065
Premises and equipment, net	14,260		13,315			13,398
Accrued interest receivable and other assets	2,715		3,178			2,784
Total assets	528,433		502,619			457,883
LIABILITIES:
Noninterest-bearing demand	116,673		107,919			102,683
Interest bearing demand	79,773		81,299			54,123
Savings	160,713		162,204			151,154
Time	102,130		78,541			66,511
Total deposits	459,289		429,963			374,471
Short-term borrowings	4,025		13,367			23,986
Federal Home Loan Bank advances	12,106		11,756			12,320
Accrued interest payable and other liabilities	3,902		3,772			3,571
Total liabilities	479,322		458,858			414,348
Commitments and contingent liabilities (Note 12)
SHAREHOLDERS’ EQUITY:
Preferred stock, no par value; 350,000 shares authorized	0		0			0
Common shares, no par value; 3,500,000 shares authorized; 2,854,133 shares issued as of June 30, 2018 and 2017	14,628		14,630			14,630
Retained earnings	35,834		32,342			30,122
Treasury stock, at cost (124,489 and 130,606 common shares at June 30, 2018 and 2017, respectively)	(1,515)		(1,576)			(1,662)
Accumulated other comprehensive income (loss)	164	(1,371)	(1,635)	(1,348)	87	445	2,389
Total shareholders’ equity	49,111	$ 46,896	43,761	$ 43,307	$ 44,171	43,535	$ 43,793
Total liabilities and shareholders’ equity	$ 528,433		$ 502,619			$ 457,883